INVENTORIES - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Finished products	R$ 3,634,068	R$ 4,619,237
Raw materials and packaging	1,159,507	1,166,681
Auxiliary materials	146,409	195,364
Products in progress	68,849	38,189
(-) Provision for inventory losses	(491,959)	(615,945)	R$ (602,314)
Current Inventories	R$ 4,516,874	R$ 5,403,526